Acquisitions - Additional Information (Detail)	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 10.875% Senior Notes	Mar. 31, 2013 10.875% Senior Notes	Jun. 30, 2012 10.875% Senior Notes	Mar. 16, 2011 10.875% Senior Notes	Dec. 31, 2012 TagWorks USD ($)	Mar. 30, 2012 TagWorks USD ($)	Oct. 31, 2011 TagWorks USD ($)	Mar. 16, 2011 TagWorks USD ($)	Dec. 31, 2012 Ook [Member] USD ($)	Dec. 01, 2011 Ook [Member] USD ($)	Dec. 31, 2012 Ook [Member] Maximum USD ($)	Dec. 31, 2012 Servalite [Member]	Dec. 29, 2010 Servalite [Member] USD ($)	Mar. 31, 2013 Paulin Facility	Dec. 31, 2012 Paulin USD ($)	Dec. 31, 2011 Paulin CAD Facility	Feb. 19, 2013 Paulin USD ($)	Dec. 17, 2012 Paulin CAD
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Aggregate purchase price cash paid		$ 715,736,000								$ 40,000,000		$ 14,811,000			$ 21,517,000				$ 103,416,000	105,700
Additional contingent consideration								12,500,000					6,000,000
Fair value of the contingent consideration											0
Intangible assets and goodwill are deductible for income tax purposes		15 years					15 years				15 years			15 years
Additional consideration									12,500,000
Period for agreement							17 years
Principal amount							50,000,000
Interest rate on senior Notes			10.875%	10.875%	10.875%	10.875%
Debt instrument maturity due			2018
Revenues																	$ 145,700,000	139,000,000
Number of manufacturing facilities																4		4